Variable Portfolio – Managed Volatility Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 62.1%
	Shares	Value ($)
International 18.6%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	50,583,260	864,467,912
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	49,059,631	605,886,441
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	25,175,604	323,254,761
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	26,417,142	332,063,472
Total		2,125,672,586
U.S. Large Cap 38.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	4,963,861	307,411,888
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	5,758,911	723,031,266
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,155,041	398,965,090
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	27,686,292	721,504,767
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	7,776,142	398,838,340
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	4,364,292	363,676,418
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	8,569,136	362,388,773
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	7,495,111	365,986,281
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	5,335,723	367,524,631
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	7,685,793	397,278,634
Total		4,406,606,088
U.S. Mid Cap 2.2%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	937,216	62,793,489
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	1,357,746	62,700,711
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,181,077	61,616,767
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,050,115	62,471,338
Total		249,582,305
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.7%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,731,830	45,267,098
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,159,905	45,376,245
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	3,048,940	111,560,703
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	2,706,440	109,908,528
Total		312,112,574
Total Equity Funds (Cost $3,379,033,685)		7,093,973,553

Exchange-Traded Equity Funds 5.4%

U.S. Mid Large Cap 5.4%
iShares Core S&P 500 ETF	461,125	308,630,963
Vanguard S&P 500 ETF	506,125	309,940,827
Total		618,571,790
Total Exchange-Traded Equity Funds (Cost $530,204,063)		618,571,790

Exchange-Traded Fixed Income Funds 3.7%

Investment Grade 3.7%
iShares Core U.S. Aggregate Bond ETF	2,000,000	200,500,000
iShares iBoxx $ Investment Grade Corporate Bond ETF	979,500	109,184,865
Vanguard Intermediate-Term Corporate Bond ETF	1,260,000	105,978,600
Total		415,663,465
Total Exchange-Traded Fixed Income Funds (Cost $398,154,088)		415,663,465

Fixed Income Funds 10.7%

Investment Grade 10.7%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	15,073,148	117,570,552
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	19,252,295	164,029,557
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,349,189	40,925,868
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	11,335,897	80,824,947

Variable Portfolio – Managed Volatility Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2025 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	8,935,665	82,386,828
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	17,816,395	163,910,832
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	22,217,705	204,625,066
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	38,192,434	368,556,986
Total		1,222,830,636
Total Fixed Income Funds (Cost $1,361,450,766)		1,222,830,636

Residential Mortgage-Backed Securities - Agency 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/16/2040- 10/14/2055	3.000%	66,100,000	58,853,021
10/16/2040- 10/14/2055	3.500%	71,100,000	65,867,734
10/16/2040- 10/14/2055	4.000%	94,350,000	89,950,014
10/14/2055	4.500%	208,000,000	201,730,433
10/14/2055	5.000%	56,050,000	55,582,384
Total Residential Mortgage-Backed Securities - Agency (Cost $473,479,221)			471,983,586

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $1,669,261)	1,954,225

Put Option Contracts Purchased 0.8%

(Cost $113,283,034)	90,064,650

Money Market Funds 15.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(a),(d)	1,775,507,961	1,774,975,309
Total Money Market Funds (Cost $1,774,703,200)		1,774,975,309
Total Investments in Securities (Cost: $8,031,977,318)		11,690,017,214
Other Assets & Liabilities, Net		(270,205,700)
Net Assets		11,419,811,514
At September 30, 2025, securities and/or cash totaling $201,434,428 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,000,000 EUR	15,208,391 USD	Barclays	10/08/2025	—	(60,213)
14,000,000 NZD	8,208,574 USD	Barclays	10/08/2025	90,058	—
160,000,000 SEK	17,089,087 USD	Barclays	10/08/2025	86,730	—
132,662,110 USD	98,000,000 GBP	Barclays	10/08/2025	—	(857,206)
3,615,939 USD	34,000,000 SEK	Barclays	10/08/2025	—	(2,937)
24,000,000 EUR	28,180,800 USD	Citi	10/08/2025	—	(7,392)
100,000,000 NOK	9,972,774 USD	Citi	10/08/2025	—	(48,137)
49,660,172 USD	68,500,000 CAD	Citi	10/08/2025	—	(424,208)
78,529,858 USD	801,000,000 NOK	Citi	10/08/2025	1,737,644	—
9,889,365 USD	15,000,000 AUD	Goldman Sachs International	10/08/2025	37,035	—
15,257,502 USD	13,000,000 EUR	Goldman Sachs International	10/08/2025	11,102	—
8,838,912 USD	1,300,000,000 JPY	Goldman Sachs International	10/08/2025	—	(42,182)
7,897,134 USD	75,000,000 SEK	Goldman Sachs International	10/08/2025	72,721	—
94,000,000 NZD	55,676,670 USD	HSBC	10/08/2025	1,166,634	—
26,145,120 USD	36,000,000 CAD	HSBC	10/08/2025	—	(269,285)
218,406,420 USD	186,500,000 EUR	HSBC	10/08/2025	639,322	—
2,012,673 USD	1,500,000 GBP	HSBC	10/08/2025	4,749	—
23,103,416 USD	17,000,000 GBP	HSBC	10/08/2025	—	(239,300)
Variable Portfolio – Managed Volatility Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,074,164 USD	110,000,000 NOK	HSBC	10/08/2025	—	(51,161)
3,500,000 GBP	4,738,707 USD	JPMorgan	10/08/2025	31,389	—
21,000,000 CAD	15,207,628 USD	Morgan Stanley	10/08/2025	113,390	—
5,000,000 CHF	6,319,098 USD	Morgan Stanley	10/08/2025	33,222	—
4,000,000 CHF	5,020,123 USD	Morgan Stanley	10/08/2025	—	(8,578)
2,250,000,000 JPY	15,263,903 USD	Morgan Stanley	10/08/2025	38,794	—
2,800,000,000 JPY	18,857,441 USD	Morgan Stanley	10/08/2025	—	(89,361)
12,000,000 NZD	7,155,060 USD	Morgan Stanley	10/08/2025	196,332	—
60,000,000 SEK	6,401,719 USD	Morgan Stanley	10/08/2025	25,835	—
20,000,000 SEK	2,124,213 USD	Morgan Stanley	10/08/2025	—	(1,082)
35,403,145 USD	54,500,000 AUD	Morgan Stanley	10/08/2025	662,775	—
5,796,416 USD	8,000,000 CAD	Morgan Stanley	10/08/2025	—	(46,231)
17,670,737 USD	2,600,000,000 JPY	Morgan Stanley	10/08/2025	—	(77,278)
17,837,850 USD	30,000,000 NZD	Morgan Stanley	10/08/2025	—	(441,030)
13,000,000 AUD	8,486,257 USD	UBS	10/08/2025	—	(116,623)
44,500,000 CHF	55,537,108 USD	UBS	10/08/2025	—	(407,187)
35,000,000 NOK	3,499,175 USD	UBS	10/08/2025	—	(8,144)
33,000,000 NZD	19,401,674 USD	UBS	10/08/2025	265,172	—
16,472,675 USD	25,000,000 AUD	UBS	10/08/2025	71,325	—
10,987,878 USD	16,500,000 AUD	UBS	10/08/2025	—	(68,838)
9,423,308 USD	13,000,000 CAD	UBS	10/08/2025	—	(79,256)
21,608,720 USD	16,000,000 GBP	UBS	10/08/2025	—	(89,552)
8,000,000 AUD	5,205,522 USD	Wells Fargo	10/08/2025	—	(88,558)
30,000,000 CAD	21,535,970 USD	Wells Fargo	10/08/2025	—	(27,226)
38,000,000 EUR	44,689,748 USD	Wells Fargo	10/08/2025	58,444	—
11,000,000 GBP	14,774,517 USD	Wells Fargo	10/08/2025	—	(19,911)
80,000,000 NOK	8,022,986 USD	Wells Fargo	10/08/2025	6,257	—
3,000,000 NZD	1,735,095 USD	Wells Fargo	10/08/2025	—	(4,587)
80,000,000 SEK	8,622,548 USD	Wells Fargo	10/08/2025	121,369	—
390,000,000 SEK	40,867,652 USD	Wells Fargo	10/08/2025	—	(575,596)
27,597,024 USD	42,000,000 AUD	Wells Fargo	10/08/2025	196,896	—
17,567,744 USD	13,000,000 GBP	Wells Fargo	10/08/2025	—	(83,420)
287,364,140 USD	42,250,000,000 JPY	Wells Fargo	10/08/2025	—	(1,470,431)
Total				5,667,195	(5,704,910)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	213	10/2025	EUR	16,816,350	—	(46,823)
DAX Index	4	12/2025	EUR	2,401,100	13,435	—
Euro STOXX 50 Index	1,729	12/2025	EUR	95,803,890	2,602,080	—
IBEX 35 Index	87	10/2025	EUR	13,492,047	104,563	—
MSCI Singapore Index	945	10/2025	SGD	42,274,575	46,200	—
OMXS30 Index	3,281	10/2025	SEK	874,386,500	963,330	—
S&P 500 Index E-mini	4,415	12/2025	USD	1,487,579,063	20,931,263	—
S&P/TSX 60 Index	400	12/2025	CAD	141,824,000	2,412,641	—
SPI 200 Index	297	12/2025	AUD	65,882,025	—	(245,046)
TOPIX Index	654	12/2025	JPY	20,542,140,000	204,370	—
U.S. Long Bond	165	12/2025	USD	19,237,969	259,485	—
U.S. Long Bond	100	12/2025	USD	11,659,375	—	(18,507)
U.S. Treasury 10-Year Note	171	12/2025	USD	19,237,500	31,892	—
U.S. Treasury 10-Year Note	115	12/2025	USD	12,937,500	—	(31,557)
U.S. Treasury 2-Year Note	896	12/2025	USD	186,725,000	234,944	—
U.S. Treasury 2-Year Note	60	12/2025	USD	12,503,906	—	(1,979)
U.S. Treasury 5-Year Note	1,508	12/2025	USD	164,666,532	472,229	—
U.S. Treasury 5-Year Note	230	12/2025	USD	25,114,922	—	(32,070)

Variable Portfolio – Managed Volatility Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra Bond	165	12/2025	USD	19,810,313	371,821	—
U.S. Treasury Ultra Bond	100	12/2025	USD	12,006,250	—	(24,809)
Total					28,648,253	(400,791)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(210)	12/2025	GBP	(19,755,750)	—	(332,488)
FTSE/MIB Index	(149)	12/2025	EUR	(31,658,030)	229,507	—
Russell 2000 Index E-mini	(25)	12/2025	USD	(3,069,375)	23,727	—
Russell 2000 Index E-mini	(200)	12/2025	USD	(24,555,000)	—	(351,246)
Total					253,234	(683,734)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	60,864,986	91	6,670.00	12/19/2025	1,669,261	1,954,225

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,906,211,100	2,850	5,200.00	12/18/2026	42,944,347	34,385,250
S&P 500 Index	Morgan Stanley	USD	1,852,703,420	2,770	5,100.00	12/18/2026	44,180,521	30,733,150
S&P 500 Index	Morgan Stanley	USD	1,170,480,500	1,750	5,400.00	12/18/2026	26,158,166	24,946,250
Total							113,283,034	90,064,650

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(60,864,986)	(91)	6,670.00	12/19/2025	(1,686,819)	(1,354,080)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	1,833,081,274	3,579,287,148	(3,637,211,108)	(182,005)	1,774,975,309	—	39,879	56,700,691	1,775,507,961
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	306,579,121	1,923	(10,066,530)	10,897,374	307,411,888	—	30,532,642	—	4,963,861
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	114,099,999	—	3,470,553	117,570,552	—	—	—	15,073,148
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	720,446,998	6,625	(22,394,179)	24,971,822	723,031,266	—	50,222,128	—	5,758,911
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	163,465,598	8,731,358	(14,601,380)	6,433,981	164,029,557	—	(2,529,347)	8,728,759	19,252,295
Variable Portfolio – Managed Volatility Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	404,132,055	8,364	(12,055,506)	6,880,177	398,965,090	—	44,329,647	—	7,155,041
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	82,724,143	3,405,499	(47,300,102)	2,096,328	40,925,868	—	(2,116,788)	3,404,867	4,349,189
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	149,403,754	8,434,500	(117,714,854)	40,701,547	80,824,947	—	(42,660,044)	8,416,444	11,335,897
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	822,608,421	17,884,853	(192,874,223)	216,848,861	864,467,912	—	3,465,051	17,884,853	50,583,260
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	724,650,694	9,564	(44,957,627)	41,802,136	721,504,767	—	30,872,715	—	27,686,292
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	389,463,648	—	(32,971,023)	42,345,715	398,838,340	—	20,362,074	—	7,776,142
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	62,213,450	2,995	(3,461,069)	4,038,113	62,793,489	—	7,027,647	—	937,216
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	60,913,026	1,815	(2,031,920)	3,817,790	62,700,711	—	2,812,625	—	1,357,746
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	43,687,693	7,884,511	(2,759,989)	(3,545,117)	45,267,098	7,351,176	70,916	531,829	3,731,830
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	43,475,288	5,854,056	(5,669,192)	1,716,093	45,376,245	5,850,999	(585,277)	—	3,159,905
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	81,199,773	1,806,527	(5,722,472)	5,103,000	82,386,828	—	(969,426)	1,804,659	8,935,665
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	163,253,924	5,150,264	(11,354,886)	6,861,530	163,910,832	—	(2,244,449)	5,147,787	17,816,395
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	365,680,545	3,853	(14,560,339)	12,552,359	363,676,418	—	41,901,995	—	4,364,292
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	353,446,489	—	(11,282,497)	20,224,781	362,388,773	—	6,178,176	—	8,569,136
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	202,379,251	9,529,758	(11,757,370)	4,473,427	204,625,066	—	(1,441,323)	9,524,780	22,217,705
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	60,861,366	751	(359,852)	1,114,502	61,616,767	—	542,886	—	1,181,077
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	355,307,482	—	(24,275,822)	34,954,621	365,986,281	—	11,027,228	—	7,495,111
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	62,410,483	2,597	(2,534,135)	2,592,393	62,471,338	—	5,207,836	—	1,050,115
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	373,705,123	10,355	(50,543,935)	44,353,088	367,524,631	—	11,470,999	—	5,335,723
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	368,513,734	19,570,043	(25,968,327)	6,441,536	368,556,986	—	(3,258,170)	19,565,228	38,192,434
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	393,377,167	2,583	(12,021,127)	15,920,011	397,278,634	—	29,700,766	—	7,685,793
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	599,896,215	33,534,106	(115,096,050)	87,552,170	605,886,441	24,076,383	3,988,965	9,457,723	49,059,631

Variable Portfolio – Managed Volatility Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	291,180,154	4,773,764	(15,041,966)	42,342,809	323,254,761	2,459,180	(2,113,883)	2,292,946	25,175,604
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	314,204,051	10,026,062	(54,965,975)	62,799,334	332,063,472	763,009	5,835,691	9,263,053	26,417,142
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	106,252,148	9,570	(435,025)	5,734,010	111,560,703	—	479,429	—	3,048,940
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	106,436,161	8,594	(32,878)	3,496,651	109,908,528	—	24,414	—	2,706,440
Total	10,004,949,229			758,809,590	10,091,779,498	40,500,747	248,175,002	152,723,619

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Managed Volatility Growth Fund  | 2025

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3QT7047_12_D01_(11/25)